NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES
Schedule of Convertible Notes Payable
	Original	Due	Interest	Conversion	Sep 30,
Name	Note Date	Date	Rate	Rate	2020

Related Party Convertible Notes Payable:
Mike Zaman	01/19/2018	01/19/2019	12%	$0.50	-
Montse Zaman	03/25/2020	03/25/2021	12%	$-	4,000
Montse Zaman	04/28/2020	04/28/2021	12%	$-	2,000
Montse Zaman	05/22/2020	05/22/2021	12%	$-	-
Willy A Saint-Hilaire	09/29/2020	09/29/2021		-	23,175
Total Convertible Related Party Notes Payable					29,175
Less: Debt Discount					23,175
Convertible Notes Payable, net of Discount - Related Party					6,000

Third Party Convertible Notes Payable:
Willy A. Saint-Hilaire	02/27/2020	02/27/2021	12%	$-	-
Willy A. Saint-Hilaire	03/08/2020	03/08/2021	12%	$-	-
Willy A. Saint-Hilaire	03/24/2020	03/24/2021	12%	$-	-
Willy A. Saint-Hilaire	03/24/2020	03/24/2021	12%	$-	-
Willy A. Saint-Hilaire	03/24/2020	03/24/2021	12%	$-	-
Total Convertible Third Party Notes Payable					-
Less: Debt Discount					-
Convertible Notes Payable, net of Discount -
Third Party					-

Third Party Non-Convertible Notes Payable:
Small Business Administration – EIDL	04/30/2020	04/30/2050	3.75%	$-	4,000
Total Third Party Non-Convertible Notes Payable					4,000

	Original	Due	Interest	Conversion	Dec 31,
Name	Note Date	Date	Rate	Rate	2019

Related Party:
Mike Zaman	12/30/2015	12/30/2018	12%	$0.50	-
Mike Zaman	04/12/2017	04/12/2018	12%	$0.50	-
Mike Zaman	11/15/2017	11/15/2018	12%	$0.50	-
Mike Zaman	11/27/2017	11/27/2018	12%	$0.50	-
Mike Zaman	11/30/2017	11/30/2018	12%	$0.50	760
Mike Zaman	01/19/2018	01/19/2019	12%	$0.50	-
Montse Zaman	06/07/2018	06/07/2019	12%	$0.50	-
OCHC, LLC	08/21/2018	08/21/2019	12%	$0.50	-
OCHC, LLC	10/02/2018	10/02/2019	12%	$0.50	-
OCHC, LLC	10/24/2018	10/24/2019	12%	$0.50	-
OCHC, LLC	11/16/2018	11/16/2019	12%	$0.50	-
OCHC, LLC	12/04/2018	12/04/2019	12%	$0.50	-
Munti Consulting LLC	10/03/2018	10/03/2019	10%	$0.50	-
Munti Consulting LLC	12/19/2018	12/19/2019	10%	$0.50	-
Total Convertible Related Party Notes Payable					-
Less: Debt Discount					-
Convertible Notes Payable, net of Discount - Related Party					760